Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Value
	INVESTMENT COMPANIES - 97.9%
	Exchange Traded Funds - 97.9%
265,457	Energy Select Sector SPDR Fund	$21,369,288
234,030	Invesco QQQ Trust Series 1	70,038,158
261,939	Invesco S&P 500 Equal Weight ETF (a)	36,870,534
1,059,763	iShares Core Dividend Growth ETF	51,748,227
302,801	iShares Core S&P Mid-Cap ETF	73,574,587
827,349	iShares Core S&P Small-Cap ETF	80,418,323
571,750	iShares Edge MSCI USA Quality Factor ETF	66,180,062
1,679,273	iShares International Select Dividend ETF (a)	44,047,331
307,108	iShares Latin America 40 ETF (a)	7,465,795
695,407	iShares MSCI Japan ETF	37,266,861
517,774	iShares MSCI USA Minimum Volatility ETF	37,010,486
244,406	iShares Select Dividend ETF (a)	29,355,605
112,418	Overlay Shares Large Cap Equity ETF (a)	3,630,225
645,226	SPDR Portfolio Emerging Markets ETF	22,195,774
792,319	SPDR Portfolio S&P 500 Growth ETF	44,203,477
1,436,210	Xtrackers MSCI USA ESG Leaders Equity ETF	51,545,577
203,534	Xtrackers S&P 500 ESG ETF	7,245,810
880,129	WisdomTree U.S. Quality Dividend Growth Fund (a)	51,707,579
	TOTAL INVESTMENT COMPANIES (Cost - $800,051,145)	735,873,699

	SHORT TERM INVESTMENTS - 2.1%
	Money Market Funds - 2.1%
15,771,844	First American Treasury Obligations Fund, Class X, 2.14% (b)	15,771,844
	TOTAL SHORT TERM INVESTMENTS (Cost - $15,771,844)	15,771,844

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.6%
56,802,500	First American Government Obligations Fund, Class X, 2.03% (b)	56,802,500
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $56,802,500)	56,802,500

	TOTAL INVESTMENTS - 107.6% (Cost - $872,625,489)	808,448,043
	Liabilities in Excess of Other Assets - (7.5)%	(56,749,695)
	NET ASSETS - 100.0%	$751,698,348

Percentages are stated as a percent of net assets.
(a) All or a portion of this security is out on loan as of August 31, 2022.
(b) Interest rate reflects the seven-day yield on August 31, 2022.